Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Earnings Per Share [Abstract]
Summary of Earnings Per Share

	Year ended December 31,

	2025	2024

Net earnings	$18,420	$24,544

Basic weighted average number of shares	22,461,320	21,472,436

Add:

Equity-settled share-based payment plan	34,377	—

Stock option plan	2,938	4,585

Average number of shares outstanding - diluted basis	22,498,636	21,477,021

Basic earnings per share	$0.82	$1.14

Diluted earnings per share	$0.82	$1.14